Financial Assets and liabilities - Summary of Fair value of financial assets and financial liabilities that are not measured at fair value (but fair value disclosures are required) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Borrowings [member] | Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 2	$ 2
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	616,055	549,332
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Borrowings [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	616,055	549,332
Fair Value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	516,699	459,122
Fair Value [member] | Borrowings [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 516,699	$ 459,122